SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Assumptions

b.Stock option plans (cont.):

The fair value of the Company’s stock options granted under the 2012 plan for the years ended December 31, 2021, 2020 and 2019 was estimated using the following assumptions:

	2021	2020	2019

Expected stock price volatility	45.6% – 52%	44.7% – 43.5%	34.2% – 36.8%
Expected option life (in years)	3.5-5	3.5-5	3.5-5
Risk free interest rate	0.1% – 0.64%	0.12% – 0.25%	1.44% – 1.63%
Dividend yield	0%	0%	0%

Schedule of Stock Option Activity

The following table is a summary of the activity of TAT's Stock Option plan:

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021		2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at the beginning of the year	621,460	$7.26	571,460	$7.53	528,268	$9.03
Granted	220,000	6.45	50,000	4.58	170,000	5.44
Forfeited	(121,460)	8.9	-	-	(126,808)	11.19
Exercised	-	-	-	-	-	-

Outstanding at the end of the year	720,000	6.8	621,460	7.26	571,460	7.53

Exercisable at the end of the year	379,375	$7.44	381,629	$7.91	264,389	$7.74